Basis of Preparation/impact of changes in accounting principles - Parenthetical information Impact of COVID-19 (Detail: Text Values) € in Millions	6 Months Ended
Jun. 30, 2021 EUR (€)
Government Assistance via Guarantees and Sponsored Lending for COVID-19 [Abstract]
Granted loans primarily offered to corporate and retail customers in Europe	€ 4,500
of which qualified for derecognition	300
Impact of ECB Targeted Longer-term Refinancing Operations (TLTRO III) [Abstract]
Interest Income	282
Assets borrowed	€ 40,800